ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 458.3	$ 420.8
Salaries and employee benefits	82.7	98.3
Interest payable	52.4	52.7
Provisions	12.3	10.6
Stock-based compensation	2.3	3.5
Total	$ 608.0	$ 585.9